Net Revenues	12 Months Ended
Dec. 31, 2021
Net Revenues
Net Revenues

(24)    Net Revenues

Net revenues are mainly generated from the sale of goods.

The distribution of net consolidated revenues for 2021, 2020 and 2019 by segment is as follows:

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Bioscience	3,814,983	4,242,502	3,993,462
Diagnostic	779,108	775,889	733,604
Hospital	141,190	118,675	134,441
Bio supplies	225,765	224,090	266,540
Others	39,620	31,989	22,820
Intersegments	(67,548)	(53,107)	(52,176)
	4,933,118	5,340,038	5,098,691

The geographical distribution of net consolidated revenues is as follows:

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
USA and Canada	3,154,549	3,599,746	3,390,811
Spain	362,407	339,169	268,287
European Union	544,042	495,323	588,375
Rest of the world	872,120	905,800	851,218
Consolidated	4,933,118	5,340,038	5,098,691

Details of discounts and other reductions in gross income are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Gross sales	6,234,277	6,806,005	6,429,762
Chargebacks	(1,101,896)	(1,247,153)	(1,119,540)
Cash discounts	(60,019)	(68,912)	(70,340)
Volume rebates	(49,043)	(57,858)	(56,426)
Medicare and Medicaid	(53,440)	(61,089)	(50,442)
Other discounts	(36,761)	(30,955)	(34,323)
Net sales	4,933,118	5,340,038	5,098,691

Movement in discounts and other reductions in gross income during 2019 was as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2018	75,175	6,441	24,797	22,941	8,837	138,191
Current estimate related to sales made in current and prior year	1,119,540	70,340	56,426	50,442	34,323	1,331,071	(1)
(Actual returns or credits in current period related to sales made in current period)	(1,104,493)	(64,523)	(28,014)	(34,486)	(22,490)	(1,254,006)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	275	(6,385)	(25,050)	(20,375)	(5,652)	(57,187)	(3)
Translation differences	(9)	24	546	389	53	1,003
Balance at 31 December 2019	90,488	5,897	28,705	18,911	15,071	159,072

Movement in discounts and other reductions to gross income during 2020 was as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2019	90,488	5,897	28,705	18,911	15,071	159,072
Current estimate related to sales made in current and prior year	1,247,153	68,912	57,858	61,089	30,955	1,465,966	(1)
(Actual returns or credits in current period related to sales made in current period)	(1,033,053)	(61,387)	(27,798)	(34,564)	(30,509)	(1,187,311)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	(97,504)	(6,030)	(26,481)	(14,526)	(3,615)	(148,156)	(3)
Translation differences	(16,215)	(597)	(2,614)	(2,459)	(139)	(22,023)
Balance at 31 December 2020	190,869	6,795	29,670	28,451	11,763	267,548

Movement in discounts and other reductions to gross income during 2021 was as follows:

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2020	190,869	6,795	29,670	28,451	11,763	267,548
Current estimate related to sales made in current and prior year	1,101,896	60,019	49,043	53,440	36,761	1,301,159	(1)
(Actual returns or credits in current period related to sales made in current period)	(1,080,304)	(54,554)	(29,617)	(42,890)	(27,036)	(1,234,401)	(2)
(Actual returns or credits in current period related to sales made in prior periods)	(65,681)	(6,964)	(29,304)	(15,422)	(11,057)	(128,428)	(3)
Translation differences	13,066	405	1,454	2,035	154	17,114
Balance at 31 December 2021	159,846	5,701	21,246	25,614	10,585	222,992
(1)	Net impact in income statement: estimate for the current year plus prior years’ adjustments. Adjustments made during the year corresponding to prior years’ estimates have not been significant.
(2)	Amounts credited and posted against provisions for current period
(3)	Amounts credited and posted against provisions for prior period